Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	593	$10,727

Airlines — 0.1%
Alaska Air Group Inc.	286	10,837
JetBlue Airways Corp.(a)	759	9,085

		19,922

Apparel — 6.5%
Capri Holdings Ltd.(a)	914	19,395
Carter’s Inc.	385	31,358
Columbia Sportswear Co.	198	14,769
Crocs Inc.(a)	374	19,571
Deckers Outdoor Corp.(a)	207	52,448
Hanesbrands Inc.	2,024	32,526
Nike Inc., Class B	6,691	803,455
Oxford Industries Inc.	132	5,434
PVH Corp.	561	32,701
Ralph Lauren Corp.	331	22,127
Skechers U.S.A. Inc., Class A(a)	924	29,300
Steven Madden Ltd.	614	14,742
Tapestry Inc.	2,035	45,238
Under Armour Inc., Class A(a)	1,111	15,376
Under Armour Inc., Class C, NVS(a)	1,133	13,857
Urban Outfitters Inc.(a)	550	12,287
VF Corp.	1,366	91,795
Wolverine World Wide Inc.	341	9,095

		1,265,474

Beverages — 0.1%
Constellation Brands Inc., Class A	74	12,227

Building Materials — 0.1%
American Woodmark Corp.(a)	44	3,635
Masco Corp.	450	24,120

		27,755

Chemicals — 0.0%
Valvoline Inc.	462	9,088

Commercial Services — 1.8%
Avis Budget Group Inc.(a)	187	6,296
Bright Horizons Family Solutions Inc.(a)	55	8,693
Brink’s Co. (The)	99	4,240
Cintas Corp.	198	62,281
Euronet Worldwide Inc.(a)	110	9,772
FleetCor Technologies Inc.(a)	36	7,953
Grand Canyon Education Inc.(a)	99	7,759
H&R Block Inc.	616	10,632
ManpowerGroup Inc.	165	11,199
Monro Inc.	187	7,865
PayPal Holdings Inc.(a)	662	123,218
Rent-A-Center Inc./TX	318	9,826
Rollins Inc.	330	19,090
Square Inc., Class A(a)	316	48,942
Terminix Global Holdings Inc.(a)	374	17,612
WW International Inc.(a)(b)	99	2,095

		357,473

Computers — 5.9%
Apple Inc.	10,592	1,153,045

Cosmetics & Personal Care — 4.0%
Coty Inc., Class A	359	1,041

Security	Shares	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The), Class A	982	$215,706
Inter Parfums Inc.	86	3,531
Procter & Gamble Co. (The)	4,122	565,127

		785,405

Distribution & Wholesale — 0.9%
Core-Mark Holding Co. Inc.	163	4,458
Fastenal Co.	1,026	44,354
G-III Apparel Group Ltd.(a)	319	4,300
HD Supply Holdings Inc.(a)	341	13,592
LKQ Corp.(a)(b)	561	17,946
Pool Corp.	121	42,329
SiteOne Landscape Supply Inc.(a)	99	11,830
WW Grainger Inc.	132	46,203

		185,012

Diversified Financial Services — 0.8%
Aaron’s Holdings Co. Inc.	396	20,695
Alliance Data Systems Corp.	99	5,102
LendingTree Inc.(a)	11	3,559
Mastercard Inc., Class A	45	12,989
Visa Inc., Class A	581	105,574

		147,919

Entertainment — 0.6%
Churchill Downs Inc.	109	16,257
Cinemark Holdings Inc.	352	2,883
Live Nation Entertainment Inc.(a)	495	24,156
Madison Square Garden Sports Corp.(a)	55	7,790
Marriott Vacations Worldwide Corp.	98	9,467
Penn National Gaming Inc.(a)	67	3,617
Red Rock Resorts Inc., Class A	319	6,099
Scientific Games Corp./DE, Class A(a)	121	3,857
SeaWorld Entertainment Inc.(a)	241	5,307
Six Flags Entertainment Corp.	187	4,043
Vail Resorts Inc.	143	33,182

		116,658

Food — 1.4%
Beyond Meat Inc.(a)(b)	91	12,961
Flowers Foods Inc.	495	11,672
Grocery Outlet Holding Corp.(a)	405	17,828
Kroger Co. (The)	4,863	156,637
Performance Food Group Co.(a)	352	11,831
Sprouts Farmers Market Inc.(a)	693	13,202
Sysco Corp.	769	42,533
U.S. Foods Holding Corp.(a)	594	12,415

		279,079

Food Service — 0.1%
Aramark	880	24,411

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	165	6,102

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	220	4,752
Toll Brothers Inc.	286	12,092

		16,844

Home Furnishings — 0.1%
Sleep Number Corp.(a)	130	8,237
Tempur Sealy International Inc.(a)	187	16,643

		24,880

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products & Wares — 0.3%
Helen of Troy Ltd.(a)	56	$10,618
Kimberly-Clark Corp.	286	37,921
Spectrum Brands Holdings Inc.	44	2,502

		51,041

Housewares — 0.2%
Newell Brands Inc.	1,043	18,419
Scotts Miracle-Gro Co. (The)	88	13,205
Tupperware Brands Corp.	121	3,838

		35,462

Internet — 22.1%
Amazon.com Inc.(a)	1,186	3,600,874
Booking Holdings Inc.(a)	111	180,098
Cars.com Inc.(a)	165	1,219
Chewy Inc., Class A(a)	167	10,287
eBay Inc.	1,354	64,491
Etsy Inc.(a)	319	38,787
Expedia Group Inc.	263	24,762
Groupon Inc.(a)	66	1,280
Grubhub Inc.(a)	242	17,898
MercadoLibre Inc.(a)	133	161,469
Pinterest Inc., Class A(a)	1,022	60,247
Stamps.com Inc.(a)	33	7,367
Stitch Fix Inc., Class A(a)(b)	152	5,233
TripAdvisor Inc.	275	5,255
Uber Technologies Inc.(a)	2,287	76,409
Wayfair Inc., Class A(a)	342	84,826

		4,340,502

Leisure Time — 0.5%
Carnival Corp.	1,439	19,729
Norwegian Cruise Line Holdings Ltd.(a)	573	9,529
Planet Fitness Inc., Class A(a)	572	33,902
Polaris Inc.	77	6,996
Royal Caribbean Cruises Ltd.	430	24,261

		94,417

Lodging — 1.9%
Boyd Gaming Corp.	229	7,264
Choice Hotels International Inc.	176	15,373
Extended Stay America Inc.	473	5,368
Hilton Grand Vacations Inc.(a)	231	4,759
Hilton Worldwide Holdings Inc.	1,219	107,040
Hyatt Hotels Corp., Class A	176	9,705
Las Vegas Sands Corp.	1,245	59,835
Marriott International Inc./MD, Class A	850	78,948
MGM Resorts International	1,573	32,357
Wyndham Destinations Inc.	451	14,716
Wyndham Hotels & Resorts Inc.	527	24,511
Wynn Resorts Ltd.	275	19,918

		379,794

Office Furnishings — 0.0%
Herman Miller Inc.	132	4,022

Oil & Gas — 0.1%
Murphy USA Inc.(a)	132	16,142

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	262	11,827

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	77	2,490

Security	Shares	Value

Real Estate Investment Trusts — 0.2%
Apple Hospitality REIT Inc.	462	$4,574
Host Hotels & Resorts Inc.	1,463	15,332
Macerich Co. (The)(b)	299	2,081
Park Hotels & Resorts Inc.	330	3,277
Ruth’s Hospitality Group Inc.	198	2,214
Ryman Hospitality Properties Inc.	88	3,507
Taubman Centers Inc.	198	6,617

		37,602

Retail — 50.3%
Abercrombie & Fitch Co., Class A	571	8,120
Advance Auto Parts Inc.	396	58,323
American Eagle Outfitters Inc.	1,287	17,645
At Home Group Inc.(a)	320	5,213
AutoNation Inc.(a)	231	13,105
AutoZone Inc.(a)	121	136,607
Beacon Roofing Supply Inc.(a)	132	4,052
Bed Bath & Beyond Inc.	943	18,671
Best Buy Co. Inc.	1,167	130,179
Big Lots Inc.	341	16,232
BJ’s Restaurants Inc.	99	2,793
BJ’s Wholesale Club Holdings Inc.(a)	771	29,522
Bloomin’ Brands Inc.	528	7,381
Boot Barn Holdings Inc.(a)	239	7,653
Brinker International Inc.	263	11,451
Buckle Inc. (The)	209	5,008
Burlington Stores Inc.(a)	498	96,403
Caleres Inc.	275	2,112
CarMax Inc.(a)	748	64,657
Carvana Co.(a)	195	36,143
Casey’s General Stores Inc.	231	38,940
Cheesecake Factory Inc. (The)	231	6,865
Chipotle Mexican Grill Inc.(a)	111	133,364
Costco Wholesale Corp.	2,785	995,972
Cracker Barrel Old Country Store Inc.	154	17,528
Darden Restaurants Inc.	737	67,745
Dave & Buster’s Entertainment Inc.	232	3,981
Denny’s Corp.(a)	396	3,548
Designer Brands Inc. , Class A	528	2,286
Dick’s Sporting Goods Inc.	474	26,852
Dine Brands Global Inc.	110	5,659
Dollar General Corp.	1,716	358,146
Dollar Tree Inc.(a)	1,759	158,873
Domino’s Pizza Inc.	229	86,635
Dunkin’ Brands Group Inc.	275	27,420
FirstCash Inc.	209	10,876
Five Below Inc.(a)	429	57,203
Floor & Decor Holdings Inc., Class A(a)	385	28,105
Foot Locker Inc.	704	25,963
Gap Inc. (The)	2,299	44,715
Genesco Inc.(a)	154	2,729
Genuine Parts Co.	341	30,837
Home Depot Inc. (The)	5,818	1,551,719
Jack in the Box Inc.	123	9,847
Kohl’s Corp.	1,255	26,719
L Brands Inc.	1,934	61,907
La-Z-Boy Inc.	198	6,777
Lithia Motors Inc., Class A	77	17,677
Lowe’s Companies Inc.	3,958	625,760
Lululemon Athletica Inc.(a)	857	273,631
Macy’s Inc.	1,817	11,284

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
McDonald’s Corp.	2,956	$629,628
MSC Industrial Direct Co. Inc., Class A	110	7,663
National Vision Holdings Inc.(a)	275	11,091
Nordstrom Inc.	859	10,394
Ollie’s Bargain Outlet Holdings Inc.(a)	449	39,103
O’Reilly Automotive Inc.(a)	453	197,780
Papa John’s International Inc.	130	9,958
PriceSmart Inc.	154	10,626
Qurate Retail Inc. Series A	582	3,940
RH(a)	123	41,233
Ross Stores Inc.	2,662	226,722
Sally Beauty Holdings Inc.(a)	891	7,458
Shake Shack Inc., Class A(a)	132	8,913
Signet Jewelers Ltd.	395	8,801
Starbucks Corp.	4,051	352,275
Target Corp.	3,464	527,290
Texas Roadhouse Inc.	396	27,732
Tiffany & Co.	652	85,308
TJX Companies Inc. (The)	8,460	429,768
Tractor Supply Co.	758	100,973
Ulta Beauty Inc.(a)	421	87,050
Walgreens Boots Alliance Inc.	2,839	96,640
Walmart Inc.	8,836	1,225,995
Wendy’s Co. (The)	935	20,430
Williams-Sonoma Inc.	559	50,986
Wingstop Inc.	132	15,356
Yum China Holdings Inc.	1,730	92,088
Yum! Brands Inc.	1,627	151,848

		9,867,882

Software — 0.1%
Intuit Inc.	55	17,307
Take-Two Interactive Software Inc.(a)	53	8,211

		25,518

Textiles — 0.0%
UniFirst Corp./MA	44	7,208

Security	Shares	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	264	$21,838
Mattel Inc.(a)	834	11,484

		33,322

Transportation — 0.6%
FedEx Corp.	462	119,875

Total Common Stocks — 99.2% (Cost: $17,628,639)		19,469,125

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	74,655	74,707
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	145,000	145,000

		219,707

Total Short-Term Investments — 1.1% (Cost: $219,706)		219,707

Total Investments in Securities — 100.3% (Cost: $17,848,345)		19,688,832

Other Assets, Less Liabilities — (0.3)%		(66,152)

Net Assets — 100.0%		$19,622,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,972	$69,759	(a)	$—	$(15)	$(9)	$74,707	74,655	$88	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,000	100,000	(a)	—	—	—	145,000	145,000	29		—

					$(15)	$(9)	$219,707		$117		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,469,125	$—	$—	$19,469,125
Money Market Funds	219,707	—	—	219,707

	$19,688,832	$—	$—	$19,688,832

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4